INVENTORIES	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
INVENTORIES	NOTE 7:- INVENTORIES
	Year ended December 31,
	2016	2017

Raw materials	296	339
Finished goods	548	1,547

	844	1,886